CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
For purposes of the consolidated statement of cash flows, cash and cash equivalents include cash and banks, and short-term investments with high liquidity (with maturities of less than 90 days from the date of acquisition), held to settle short term liabilities, which are easily convertible into cash and that have low risk of changes in their value. Cash and cash equivalents at the end of each reporting period as disclosed in the consolidated statement of cash flows can be reconciled to the related items in the consolidated statement of financial position as follows:

	2023	2022	2021
Cash and banks (Note 22)	5,023,797	2,069,630	2,006,225
Short-term investments (Note 16)	1,710,368	13,223,330	18,046,171
Cash and cash equivalents	6,734,165	15,292,960	20,052,396